Changes in the Standardised Measure (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Discounted future net cash flows relating to proved oil and gas reserves [Line Items]
Standardised measure	$ 10,240	$ 8,242	$ 8,987	$ 17,244
United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [Line Items]
Standardised measure	5,257	3,466	3,477
United States [member] | Discontinued Operations - Onshore US Cash Generating Units [Member]
Discounted future net cash flows relating to proved oil and gas reserves [Line Items]
Standardised measure	$ 1,932	$ 1,962	$ 1,889